Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities (“CMBS”) and ABS (collectively, “Structured Securities”).

	December 31, 2016					December 31, 2015
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
					(In millions)
Fixed maturity securities:
U.S. corporate	$20,663	$1,287	$285	$—	$21,665	$19,930	$1,077	$532	$—	$20,475
U.S. government and agency	11,872	1,281	237	—	12,916	13,145	1,362	66	—	14,441
RMBS	7,876	203	139	—	7,940	9,803	219	127	22	9,873
Foreign corporate	6,071	220	168	—	6,123	5,536	165	217	1	5,483
State and political subdivision	3,520	376	38	—	3,858	3,184	387	24	1	3,546
CMBS (1)	3,687	40	32	(1)	3,696	3,286	28	34	(1)	3,281
ABS	2,600	11	13	—	2,598	4,303	19	59	—	4,263
Foreign government	1,000	114	11	—	1,103	665	105	11	—	759
Total fixed maturity securities	$57,289	$3,532	$923	$(1)	$59,899	$59,852	$3,362	$1,070	$23	$62,121
Equity securities:
Non-redeemable preferred stock	$180	$6	$9	$—	$177	$265	$15	$9	$—	$272
Common stock	100	23	—	—	123	167	23	5	—	185
Total equity securities	$280	$29	$9	$—	$300	$432	$38	$14	$—	$457

______________

(1)
The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

Available-for-sale fixed maturity securities by contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$1,824	$9,020	$9,814	$22,468	$14,163	$57,289
Estimated fair value	$1,829	$9,408	$9,931	$24,497	$14,234	$59,899

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2016				December 31, 2015
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
Fixed maturity securities:
U.S. corporate	$4,632	$187	$699	$98	$6,365	$383	$832	$149
U.S. government and agency	4,396	237	—	—	4,256	66	—	—
RMBS	3,457	107	818	32	5,172	105	520	44
Foreign corporate	1,443	64	573	104	1,896	107	680	111
State and political subdivision	887	35	29	3	624	22	43	3
CMBS	1,553	26	171	5	1,864	30	97	3
ABS	450	5	461	8	2,651	42	547	17
Foreign government	242	10	6	1	133	10	6	1
Total fixed maturity securities	$17,060	$671	$2,757	$251	$22,961	$765	$2,725	$328
Equity securities:
Non-redeemable preferred stock	$57	$2	$40	$7	$24	$1	$40	$8
Common stock	—	—	—	—	7	5	1	—
Total equity securities	$57	$2	$40	$7	$31	$6	$41	$8
Total number of securities in an unrealized loss position	1,711		475		2,224		452

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2016		2015
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Mortgage loans
Commercial	$6,497	69.9%	$5,452	73.7%
Agricultural	1,830	19.7	1,481	20.0
Residential	867	9.3	335	4.5
Subtotal	9,194	98.9	7,268	98.2
Valuation allowances	(40)	(0.4)	(36)	(0.5)
Subtotal mortgage loans, net	9,154	98.5	7,232	97.7
Commercial mortgage loans held by CSEs — FVO	136	1.5	172	2.3
Total mortgage loans, net	$9,290	100.0%	$7,404	100.0%

Disclosure of mortgage loans held-for-investment and valuation allowances by method of evaluation for credit loss
Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
December 31, 2016
Commercial	$—	$—	$—	$—	$—	$6,497	$32	$—	$—
Agricultural	4	3	—	—	—	1,827	5	3	3
Residential	—	—	—	1	1	866	3	1	—
Total	$4	$3	$—	$1	$1	$9,190	$40	$4	$3
December 31, 2015
Commercial	$—	$—	$—	$—	$—	$5,452	$28	$—	$—
Agricultural	4	3	—	—	—	1,478	5	3	3
Residential	—	—	—	—	—	335	3	—	—
Total	$4	$3	$—	$—	$—	$7,265	$36	$3	$3

Allowance for Credit Losses on Financing Receivables
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2014	$31	$4	$—	$35
Provision (release)	(10)	—	—	(10)
Balance at December 31, 2014	21	4	—	25
Provision (release)	7	1	3	11
Balance at December 31, 2015	28	5	3	36
Provision (release)	4	—	—	4
Balance at December 31, 2016	$32	$5	$3	$40

Investment in leveraged leases
Investment in leveraged leases consisted of the following at:

	December 31,
	2016	2015
	(In millions)
Rental receivables, net	$87	$90
Estimated residual values	14	14
Subtotal	101	104
Unearned income	(32)	(33)
Investment in leveraged leases, net of non-recourse debt	$69	$71

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Fixed maturity securities	$2,600	$2,283	$4,729
Fixed maturity securities with noncredit OTTI losses included in AOCI	1	(23)	(38)
Total fixed maturity securities	2,601	2,260	4,691
Equity securities	32	54	69
Derivatives	397	370	281
Short-term investments	(42)	—	—
Other	59	79	10
Subtotal	3,047	2,763	5,051
Amounts allocated from:
Future policy benefits	(922)	(126)	(613)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(2)	(1)	(2)
DAC, VOBA and DSI	(193)	(198)	(406)
Subtotal	(1,117)	(325)	(1,021)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	—	9	14
Deferred income tax benefit (expense)	(653)	(827)	(1,416)
Net unrealized investment gains (losses)	$1,277	$1,620	$2,628
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$1,620	$2,628	$930
Fixed maturity securities on which noncredit OTTI losses have been recognized	24	15	15
Unrealized investment gains (losses) during the year	260	(2,303)	3,234
Unrealized investment gains (losses) relating to:
Future policy benefits	(796)	487	(613)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(1)	1	(2)
DAC, VOBA and DSI	5	208	(119)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(9)	(5)	(4)
Deferred income tax benefit (expense)	174	589	(813)
Balance at December 31,	$1,277	$1,620	$2,628
Change in net unrealized investment gains (losses)	$(343)	$(1,008)	$1,698

Other than temporary impairment, losses recongnized in earnings
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2016	2015
	(In millions)
Balance at January 1,	$(23)	$(38)
Noncredit OTTI losses and subsequent changes recognized	3	8
Securities sold with previous noncredit OTTI loss	18	19
Subsequent changes in estimated fair value	3	(12)
Balance at December 31,	$1	$(23)

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2016	2015
	(In millions)
Securities on loan: (1)
Amortized cost	$5,895	$8,047
Estimated fair value	$6,555	$8,830
Cash collateral on deposit from counterparties (2)	$6,642	$8,981
Security collateral on deposit from counterparties (3)	$27	$23
Reinvestment portfolio — estimated fair value	$6,571	$8,938
______________

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2016				December 31, 2015
	Remaining Tenor of Securities Lending Agreements				Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	Open (1)	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
U.S. government and agency	$2,129	$1,906	$1,743	$5,778	$2,631	$3,140	$1,338	$7,109
U.S. corporate	—	480	—	480	9	302	—	311
Agency RMBS	—	—	274	274	—	939	579	1,518
Foreign corporate	—	58	—	58	—	—	—	—
Foreign government	—	52	—	52	1	42	—	43
Total	$2,129	$2,496	$2,017	$6,642	$2,641	$4,423	$1,917	$8,981
_____________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

	Liability		Collateral
	December 31,
	2016	2015	2016		2015
	(In millions)
FHLB of Pittsburgh (1)	$500	$1,570	$3,765	(2)	$1,789	(2)
FHLB of Boston (1)	$50	$250	$144	(2)	$311	(2)
FHLB of Des Moines (1)	$95	$95	$266	(2)	$147	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

	December 31,
	2016	2015
	(In millions)
Invested assets on deposit (regulatory deposits)	$7,644	$7,247
Invested assets held in trust (reinsurance agreements) (1)	9,054	8,083
Invested assets pledged as collateral (2)	3,548	2,801
Total invested assets on deposit, held in trust, and pledged as collateral	$20,246	$18,131
______________

(1)	The Company has held in trust certain investments in connection with certain reinsurance transactions.

(2)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

	Years Ended December 31,
	2016	2015
	(In millions)
Contractually required payments (including interest)	$558	$797
Cash flows expected to be collected (1)	$483	$709
Fair value of investments acquired	$341	$520
______________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The Company’s PCI fixed maturity securities were as follows at:

	December 31,
	2016	2015
	(In millions)
Outstanding principal and interest balance (1)	$1,458	$1,219
Carrying value (2)	$1,113	$907
______________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents activity for the accretable yield on PCI fixed maturity securities for:

	Years Ended December 31,
	2016	2015
	(In millions)
Accretable yield, January 1,	$400	$244
Investments purchased	142	189
Accretion recognized in earnings	(66)	(47)
Disposals	(8)	(8)
Reclassification (to) from nonaccretable difference	(49)	22
Accretable yield, December 31,	$419	$400

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Investment income:
Fixed maturity securities	$2,567	$2,398	$2,269
Equity securities	19	19	17
Mortgage loans	393	367	344
Policy loans	54	54	59
Real estate and real estate joint ventures	32	108	80
Other limited partnership interests	163	134	266
Cash, cash equivalents and short-term investments	20	9	5
Operating joint venture	11	11	2
Other	14	11	4
Subtotal	3,273	3,111	3,046
Less: Investment expenses	173	126	111
Subtotal, net	3,100	2,985	2,935
FVO CSEs — interest income — commercial mortgage loans	11	16	49
Net investment income	$3,111	$3,001	$2,984

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Industrial	$(16)	$(3)	$—
Consumer	—	(8)	(2)
Utility	—	(6)	—
Transportation	—	—	(2)
Total U.S. and foreign corporate securities	(16)	(17)	(4)
RMBS	(6)	(14)	(10)
OTTI losses on fixed maturity securities recognized in earnings	(22)	(31)	(14)
Fixed maturity securities — net gains (losses) on sales and disposals	(28)	(60)	10
Total gains (losses) on fixed maturity securities	(50)	(91)	(4)
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Common stock	(1)	(3)	(7)
Non-redeemable preferred stock	(1)	—	(8)
OTTI losses on equity securities recognized in earnings	(2)	(3)	(15)
Equity securities — net gains (losses) on sales and disposals	10	18	14
Total gains (losses) on equity securities	8	15	(1)
Mortgage loans	5	(11)	18
Real estate and real estate joint ventures	(34)	98	(4)
Other limited partnership interests	(7)	(1)	(9)
Other	11	(2)	43
Subtotal	(67)	8	43
FVO CSEs:
Commercial mortgage loans	(2)	(7)	(13)
Long-term debt — related to commercial mortgage loans	1	4	19
Non-investment portfolio gains (losses) (1)	1	—	(538)
Subtotal	—	(3)	(532)
Total net investment gains (losses)	$(67)	$5	$(489)
______________

(1)	Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$39,210	$32,085	$16,943	$48	$80	$57
Gross investment gains	$253	$184	$95	$10	$26	$15
Gross investment losses	(281)	(244)	(85)	—	(8)	(1)
OTTI losses	(22)	(31)	(14)	(2)	(3)	(15)
Net investment gains (losses)	$(50)	$(91)	$(4)	$8	$15	$(1)

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2016	2015
	(In millions)
Balance at January 1,	$66	$67
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	—	6
Additional impairments — credit loss OTTI on securities previously impaired	5	11
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(42)	(16)
Increase in cash flows — accretion of previous credit loss OTTI	(1)	(2)
Balance at December 31,	$28	$66

Schedule of Invested Assets Transferred To and From Affiliates
The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Estimated fair value of invested assets transferred to affiliates	$1,495	$185	$1,441
Amortized cost of invested assets transferred to affiliates	$1,400	$169	$1,362
Net investment gains (losses) recognized on transfers	$27	$16	$79
Change in additional paid-in-capital recognized on transfers	$68	$—	$—
Estimated fair value of invested assets transferred from affiliates	$5,582	$928	$132

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

	December 31,
	2016	2015
	(In millions)
MRSC (collateral financing arrangement ) (1)	$3,422	$3,374
CSEs: (2)
Assets:
Mortgage loans (commercial mortgage loans)	136	172
Accrued investment income	1	1
Total assets	$137	$173
Liabilities:
Long-term debt	$23	$48
Other liabilities	1	1
Total liabilities	$24	$49
______________

(1)	See Note 3 for additional information on MRSC collateral financing arrangement.

(2)
The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entities
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2016		2015
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured Securities (2)	$12,809	$12,809	$16,454	$16,454
U.S. and foreign corporate	536	536	625	625
Other limited partnership interests	1,491	2,287	1,367	1,646
Real estate joint ventures	17	22	35	38
Other investments (3)	60	66	58	62
Total	$14,913	$15,720	$18,539	$18,825
______________

(1)
The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)	Other investments is comprised of other invested assets and non-redeemable preferred stock.

Commercial
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%	$5,718	$230	$167	$6,115	94.1%	$6,197	94.3%
65% to 75%	291	—	19	310	4.8	303	4.6
76% to 80%	34	—	—	34	0.5	33	0.5
Greater than 80%	24	14	—	38	0.6	37	0.6
Total	$6,067	$244	$186	$6,497	100.0%	$6,570	100.0%
December 31, 2015
Loan-to-value ratios
Less than 65%	$4,771	$153	$105	$5,029	92.2%	$5,250	92.7%
65% to 75%	330	—	10	340	6.2	332	5.9
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	44	25	14	83	1.6	80	1.4
Total	$5,145	$178	$129	$5,452	100.0%	$5,662	100.0%

Agricultural
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2016		2015
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Loan-to-value ratios
Less than 65%	$1,789	97.8%	$1,386	93.6%
65% to 75%	41	2.2	95	6.4
Total	$1,830	100.0%	$1,481	100.0%

Residential
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2016		2015
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Performance indicators:
Performing	$856	98.7%	$331	98.8%
Nonperforming	11	1.3	4	1.2
Total	$867	100.0%	$335	100.0%